Summary of Significant Accounting Policies - Net Income per Ordinary Share (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Denominator:
Basic weighted average shares outstanding (in shares)	1	1		1
Diluted weighted average shares outstanding (in shares)	1	1		1		759,814	751,568
Basic net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)		$ (48.16)	$ (31.50)
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Numerator:
Allocation of net income		$ 1,313,094	$ 189,558	$ 1,207,966	$ 361,341	$ (1,320,475)	$ 859,540
Denominator:
Basic weighted average shares outstanding (in shares)		3,799,016	3,690,831	3,922,090	7,485,358	6,071,500	15,449,000
Diluted weighted average shares outstanding (in shares)		3,799,016	3,690,831	3,922,090	7,485,358	6,071,500	15,449,000
Basic net loss per common share (in dollars per share)		$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06
Net loss per share attributable to common stockholders - diluted (in dollars per share)		$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Numerator:
Allocation of net income		$ 1,291,832	$ 191,955	$ 1,151,113	$ 180,421	$ (812,860)	$ 207,944
Denominator:
Basic weighted average shares outstanding (in shares)		3,737,500	3,737,500	3,737,500	3,737,500	3,737,500	3,737,500
Diluted weighted average shares outstanding (in shares)		3,737,500	3,737,500	3,737,500	3,737,500	3,737,500	3,737,500
Basic net loss per common share (in dollars per share)		$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06
Net loss per share attributable to common stockholders - diluted (in dollars per share)		$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06